Summary of Significant Accounting Policies (Details) - Schedule of movement of contract liabilities - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Schedule of movement of contract liabilities [Abstract]
At the beginning of the year	$ 72	$ 39
Deposits received	71	57
Recognized as revenue	(65)	(26)
Exchange	1	2
At the end of the year	$ 79	$ 72